Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Stockholders' Equity [Abstract]
Redeemable noncontrolling interests related to Stag's Leap Wine Cellars	$ 2	$ 1	$ 1
Cash dividends declared, per share	$ 1.58	$ 1.46	$ 1.32